Unit-Based Compensation - Valuation Assumptions (Detail) (Unit Options [Member], USD $)	6 Months Ended
Jun. 30, 2014
Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value (in dollars per share)	$ 4.24
Expected volatility	36.00%
Expected dividend yield	5.90%
Expected term (in years)	3 years
Risk-free rate	0.99%